Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Jan. 30, 2012
(PIMCO RealRetirement® 2045 Fund - Institutional) | Administrative Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%	[1]
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	1.70%
Expense Reduction	(0.58%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reduction	1.12%
(PIMCO RealRetirement® 2045 Fund - Institutional) | Class D
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%	[1]
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	1.95%
Expense Reduction	(0.58%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reduction	1.37%
(PIMCO RealRetirement® 2045 Fund - Institutional) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.12%	[1]
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	1.45%
Expense Reduction	(0.58%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reduction	0.87%
(PIMCO RealRetirement® 2045 Fund - Institutional) | Class P
Operating Expenses:
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.12%	[1]
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	1.55%
Expense Reduction	(0.58%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reduction	0.97%
(PIMCO RealRetirement® 2045 Fund - Retail) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%	[1]
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	1.95%
Expense Reduction	(0.58%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reduction	1.37%
(PIMCO RealRetirement® 2045 Fund - Retail) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.12%	[1]
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	2.70%
Expense Reduction	(0.58%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reduction	2.12%
(PIMCO RealRetirement® 2045 Fund - Retail) | Class R
Operating Expenses:
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.12%	[1]
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	2.20%
Expense Reduction	(0.58%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reduction	1.62%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed, through July 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[4]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.